Income tax, Summary (Details) - GBP (£)		12 Months Ended
	May 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax rate [Abstract]
Deferred tax asset, unrecognised		£ 60,336,000	£ 58,093,000
Tax losses		241,344,000	232,372,000
Tax credit increase		55,605,000	49,283,000
Unused Tax Credits and Capitalised Research and Development Expenditure [Member]
Tax rate [Abstract]
Deferred tax asset, recognised		£ 4,240,386	£ 2,575,000
UK [Member]
Tax rate [Abstract]
Tax rate	25.00%	19.00%	19.00%	19.00%